Employee Benefit Plans - Schedule of Defined Benefit Plan Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Wages and Salaries	$ 12,507	$ 12,401	$ 12,208
Social security contributions	3,611	3,123	3,320
Net service costs	449	422	671
Other components of defined benefit plans, net	(45)	14	(78)
Total	$ 16,522	$ 15,960	$ 16,121